Federated Hermes Corporate Bond Strategy Portfolio
Portfolio of Investments
September 30, 2023 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—95.4%
		Basic Industry - Chemicals—0.4%
$ 90,000		Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/1/2044	$ 77,641
200,000		RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	185,484
300,000		RPM International, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2045	249,332
		TOTAL	512,457
		Basic Industry - Metals & Mining—1.6%
600,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	477,460
400,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 3.625%, 9/11/2024	390,383
200,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 5.500%, 5/2/2033	187,323
235,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 4/15/2040	213,811
400,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	360,396
350,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 2.625%, 9/23/2031	270,505
200,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/23/2051	120,693
250,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	262,205
		TOTAL	2,282,776
		Basic Industry - Paper—0.1%
100,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	108,744
		Capital Goods - Aerospace & Defense—5.0%
230,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	221,060
500,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.000%, 9/15/2050	307,251
360,000		Boeing Co., Sr. Unsecd. Note, 2.196%, 2/4/2026	330,628
300,000		Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	271,811
995,000		Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	837,953
425,000		Boeing Co., Sr. Unsecd. Note, 3.250%, 2/1/2035	327,089
745,000		Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	495,281
175,000		Boeing Co., Sr. Unsecd. Note, 5.705%, 5/1/2040	161,582
700,000		HEICO Corp., Sr. Unsecd. Note, 5.350%, 8/1/2033	663,480
170,000		Hexcel Corp., Sr. Unsecd. Note, 4.200%, 2/15/2027	157,510
740,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	677,064
200,000		Leidos, Inc., Sr. Unsecd. Note, 5.750%, 3/15/2033	191,841
125,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	120,237
350,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	313,543
500,000		Northrop Grumman Corp., Sr. Unsecd. Note, 4.700%, 3/15/2033	466,990
600,000		RTX Corp., Sr. Unsecd. Note, 4.125%, 11/16/2028	559,874
350,000		RTX Corp., Sr. Unsecd. Note, 4.150%, 5/15/2045	265,476
280,000		RTX Corp., Sr. Unsecd. Note, 5.150%, 2/27/2033	265,287
136,000	[1]	Textron Financial Corp., Jr. Sub. Note, 144A, 7.361% (CME Term SOFR 3 Month +1.996%), 2/15/2042	108,254
370,000		Textron, Inc., Sr. Unsecd. Note, 2.450%, 3/15/2031	294,272
50,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	49,628
		TOTAL	7,086,111
		Capital Goods - Building Materials—0.8%
100,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	87,718
125,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	121,202
620,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	566,707
235,000		Carrier Global Corp., Sr. Unsecd. Note, 2.700%, 2/15/2031	190,667

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Building Materials—continued
$ 170,000		Masco Corp., Sr. Unsecd. Note, 4.500%, 5/15/2047	$ 127,275
		TOTAL	1,093,569
		Capital Goods - Construction Machinery—1.3%
205,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.550%, 5/30/2033	190,415
450,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.450%, 7/15/2026	401,182
445,000		CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	414,555
895,000		Weir Group PLC/The, Sr. Unsecd. Note, 144A, 2.200%, 5/13/2026	804,686
		TOTAL	1,810,838
		Capital Goods - Diversified Manufacturing—1.6%
155,000		Otis Worldwide Corp., Sr. Unsecd. Note, Series WI, 2.565%, 2/15/2030	128,633
300,000		Roper Technologies, Inc., Sr. Unsecd. Note, 1.400%, 9/15/2027	256,853
110,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.950%, 9/15/2029	95,432
60,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.850%, 12/15/2025	57,723
245,000		Roper Technologies, Inc., Sr. Unsecd. Note, 4.200%, 9/15/2028	230,505
80,000		Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	64,409
390,000		Valmont Industries, Inc., Sr. Unsecd. Note, 5.250%, 10/1/2054	310,778
335,000		Vontier Corp., Sr. Unsecd. Note, Series WI, 1.800%, 4/1/2026	300,921
500,000		Vontier Corp., Sr. Unsecd. Note, Series WI, 2.950%, 4/1/2031	386,171
160,000		Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	152,066
285,000		Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	227,088
		TOTAL	2,210,579
		Capital Goods - Packaging—0.4%
180,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.650%, 9/15/2024	175,958
220,000		Sonoco Products Co., Sr. Unsecd. Note, 5.750%, 11/1/2040	203,300
150,000		WestRock Co., Sr. Unsecd. Note, Series WI, 4.000%, 3/15/2028	139,157
		TOTAL	518,415
		Communications - Cable & Satellite—1.9%
440,000		CCO Safari II LLC, 6.484%, 10/23/2045	384,514
380,000		Charter Communications Operating LLC, 5.375%, 5/1/2047	289,835
250,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 3.850%, 4/1/2061	139,882
500,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 4.800%, 3/1/2050	349,993
865,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 3.900%, 6/1/2052	517,766
600,000		Charter Communications, Inc., 4.200%, 3/15/2028	550,913
165,000		Cox Communications, Inc., Sr. Unsecd. Note, 144A, 3.350%, 9/15/2026	153,604
300,000		Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	234,871
		TOTAL	2,621,378
		Communications - Media & Entertainment—3.3%
500,000		Discovery Communications LLC, Sr. Unsecd. Note, 4.650%, 5/15/2050	353,643
135,000		Fox Corp., Sr. Unsecd. Note, Series WI, 4.709%, 1/25/2029	127,750
375,000		Fox Corp., Sr. Unsecd. Note, Series WI, 5.576%, 1/25/2049	314,465
300,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.400%, 3/1/2031	235,864
495,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 3.375%, 3/1/2041	329,079
850,000		Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	824,494
300,000		Omnicom Group, Inc., Sr. Unsecd. Note, 2.450%, 4/30/2030	241,952
300,000		Omnicom Group, Inc., Sr. Unsecd. Note, 2.600%, 8/1/2031	237,898
200,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.650%, 11/1/2024	195,207
190,000		Paramount Global, Sr. Unsecd. Note, 3.700%, 6/1/2028	166,192
475,000	[2]	Paramount Global, Sr. Unsecd. Note, 4.200%, 5/19/2032	377,829
200,000		Paramount Global, Sr. Unsecd. Note, 4.900%, 8/15/2044	133,722

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Media & Entertainment—continued
$ 500,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 4.279%, 3/15/2032	$ 424,706
510,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2042	394,711
300,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 6.412%, 3/15/2026	300,075
	TOTAL	4,657,587
	Communications - Telecom Wireless—4.3%
450,000	American Tower Corp., Sr. Unsecd. Note, 1.450%, 9/15/2026	396,910
300,000	American Tower Corp., Sr. Unsecd. Note, 2.100%, 6/15/2030	233,747
300,000	American Tower Corp., Sr. Unsecd. Note, 3.100%, 6/15/2050	175,318
250,000	American Tower Corp., Sr. Unsecd. Note, 3.800%, 8/15/2029	222,561
100,000	American Tower Corp., Sr. Unsecd. Note, 4.400%, 2/15/2026	96,894
200,000	American Tower Corp., Sr. Unsecd. Note, 5.000%, 2/15/2024	199,222
280,000	Bell Canada, Sr. Unsecd. Note, 4.464%, 4/1/2048	217,631
300,000	Crown Castle, Inc., Sr. Unsecd. Note, 2.250%, 1/15/2031	233,055
400,000	Crown Castle, Inc., Sr. Unsecd. Note, 4.450%, 2/15/2026	387,515
300,000	Crown Castle, Inc., Sr. Unsecd. Note, 5.100%, 5/1/2033	277,600
200,000	Crown Castle, Inc., Sr. Unsecd. Note, 5.200%, 2/15/2049	167,952
300,000	TELUS Corp., Sr. Unsecd. Note, 2.800%, 2/16/2027	274,776
415,000	T-Mobile USA, Inc., 4.500%, 4/15/2050	318,453
500,000	T-Mobile USA, Inc., Series WI, 2.700%, 3/15/2032	391,310
550,000	T-Mobile USA, Inc., Series WI, 3.000%, 2/15/2041	364,699
600,000	T-Mobile USA, Inc., Series WI, 3.875%, 4/15/2030	531,809
670,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.650%, 1/15/2053	612,506
230,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	224,305
350,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.250%, 9/17/2050	254,011
580,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.250%, 5/30/2048	495,904
	TOTAL	6,076,178
	Communications - Telecom Wirelines—6.1%
400,000	AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	363,034
877,000	AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	644,426
350,000	AT&T, Inc., Sr. Unsecd. Note, 2.750%, 6/1/2031	280,171
300,000	AT&T, Inc., Sr. Unsecd. Note, 3.500%, 6/1/2041	208,572
1,000,000	AT&T, Inc., Sr. Unsecd. Note, 3.650%, 6/1/2051	645,262
255,000	AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	162,744
500,000	AT&T, Inc., Sr. Unsecd. Note, 4.300%, 2/15/2030	455,459
500,000	AT&T, Inc., Sr. Unsecd. Note, 4.350%, 3/1/2029	465,440
400,000	AT&T, Inc., Sr. Unsecd. Note, 5.450%, 3/1/2047	353,106
245,000	AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	240,289
545,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	442,727
815,000	Rogers Communications, Inc., Sr. Unsecd. Note, 4.500%, 3/15/2042	631,562
40,000	Telefonica S.A., Co. Guarantee, 7.045%, 6/20/2036	41,185
680,000	Verizon Communications, Inc., Sr. Unsecd. Note, 1.450%, 3/20/2026	614,167
400,000	Verizon Communications, Inc., Sr. Unsecd. Note, 2.550%, 3/21/2031	318,703
1,785,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	1,266,326
30,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.000%, 3/22/2050	21,518
390,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	291,711
750,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 3/16/2027	713,651
500,000	Verizon Communications, Inc., Sr. Unsecd. Note, Series WI, 1.680%, 10/30/2030	380,411
	TOTAL	8,540,464
	Consumer Cyclical - Automotive—4.4%
650,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	581,044

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$ 175,000		Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.375%, 12/14/2028	$ 148,746
200,000		General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	193,699
455,000		General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	354,192
110,000		General Motors Co., Sr. Unsecd. Note, 6.750%, 4/1/2046	102,915
750,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 1.500%, 6/10/2026	663,039
750,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.400%, 4/10/2028	638,559
50,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.700%, 8/20/2027	43,895
400,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.950%, 4/13/2024	394,710
250,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.300%, 7/13/2025	241,421
300,000		General Motors Financial Co., Inc., Unsecd. Note, 3.500%, 11/7/2024	291,424
600,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 1.000%, 9/17/2024	571,757
380,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.000%, 6/15/2028	315,963
1,200,000		Nissan Motor Acceptance Comapny LLC., Sr. Unsecd. Note, 144A, 1.850%, 9/16/2026	1,044,627
400,000		Stellantis Finance US, Inc., Sr. Unsecd. Note, 144A, 1.711%, 1/29/2027	348,196
400,000		Stellantis Finance US, Inc., Sr. Unsecd. Note, 144A, 2.691%, 9/15/2031	308,620
		TOTAL	6,242,807
		Consumer Cyclical - Retailers—2.0%
150,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, 1.750%, 10/1/2027	121,682
675,000	[2]	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	548,183
600,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.800%, 1/25/2050	390,946
185,000		AutoNation, Inc., Sr. Unsecd. Note, 1.950%, 8/1/2028	150,843
130,000		AutoNation, Inc., Sr. Unsecd. Note, 4.500%, 10/1/2025	125,566
55,000		AutoZone, Inc., Sr. Unsecd. Note, 3.125%, 4/21/2026	51,656
345,000		AutoZone, Inc., Sr. Unsecd. Note, 4.000%, 4/15/2030	311,088
300,000		Dollar General Corp., Sr. Unsecd. Note, 4.125%, 5/1/2028	279,701
610,000		O’Reilly Automotive, Inc., Sr. Unsecd. Note, 1.750%, 3/15/2031	465,512
160,000		O’Reilly Automotive, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2030	146,023
230,000		Tractor Supply Co., Sr. Unsecd. Note, 5.250%, 5/15/2033	217,397
		TOTAL	2,808,597
		Consumer Non-Cyclical - Food/Beverage—6.3%
1,000,000		Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	872,174
100,000		Anheuser-Busch InBev Finance, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	87,217
300,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.350%, 6/1/2040	255,267
500,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.439%, 10/6/2048	412,342
500,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	484,979
125,000		Bacardi Ltd., Sr. Unsecd. Note, 144A, 2.750%, 7/15/2026	114,591
650,000		Coca-Cola Europacific Partners PLC, Sr. Unsecd. Note, 144A, 1.500%, 1/15/2027	568,811
710,000		Conagra Brands, Inc., Sr. Unsecd. Note, 1.375%, 11/1/2027	594,488
400,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.900%, 5/1/2033	371,492
250,000		Constellation Brands, Inc., Sr. Unsecd. Note, 5.250%, 11/15/2048	221,929
135,000		Flowers Foods, Inc., Sr. Unsecd. Note, 2.400%, 3/15/2031	106,236
210,000		Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	196,068
445,000		General Mills, Inc., Sr. Unsecd. Note, 3.000%, 2/1/2051	275,990
200,000		Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	197,291
150,000		Heineken NV, Sr. Unsecd. Note, 144A, 4.350%, 3/29/2047	119,184
110,000		International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.832%, 10/15/2027	91,438
300,000	[2]	International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 2.300%, 11/1/2030	225,930
255,000		JDE Peet’s B.V., Sr. Unsecd. Note, 144A, 0.800%, 9/24/2024	242,101
53,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	51,852
750,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	584,892

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$ 190,000	McCormick & Co., Inc., Sr. Unsecd. Note, 1.850%, 2/15/2031	$ 144,833
250,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.400%, 8/15/2027	231,033
500,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.625%, 9/13/2031	358,938
300,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	229,562
300,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	277,464
350,000	Smucker (J.M.) Co., Sr. Unsecd. Note, 2.375%, 3/15/2030	284,943
300,000	Smucker (J.M.) Co., Sr. Unsecd. Note, 3.500%, 3/15/2025	290,465
400,000	Sysco Corp., Sr. Unsecd. Note, 4.450%, 3/15/2048	311,450
200,000	Tyson Foods, Inc., 3.950%, 8/15/2024	196,670
585,000	Tyson Foods, Inc., Sr. Unsecd. Note, 3.550%, 6/2/2027	542,502
	TOTAL	8,942,132
	Consumer Non-Cyclical - Health Care—2.9%
350,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	288,655
220,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	189,495
55,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	53,666
300,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.669%, 6/6/2047	249,893
179,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	150,626
400,000	CVS Health Corp., Sr. Unsecd. Note, 2.875%, 6/1/2026	372,727
50,000	CVS Health Corp., Sr. Unsecd. Note, 3.875%, 7/20/2025	48,330
880,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	731,808
520,000	CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	438,012
295,000	Danaher Corp., Sr. Unsecd. Note, 2.600%, 10/1/2050	173,188
145,000	GE Healthcare Holding LLC, Sr. Unsecd. Note, 6.377%, 11/22/2052	147,481
1,500,000	HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	937,997
335,000	PerkinElmer, Inc., Sr. Unsecd. Note, 0.850%, 9/15/2024	318,428
	TOTAL	4,100,306
	Consumer Non-Cyclical - Pharmaceuticals—3.5%
955,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	843,230
750,000	Amgen, Inc., Sr. Unsecd. Note, 2.450%, 2/21/2030	621,438
980,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	937,273
970,000	Amgen, Inc., Sr. Unsecd. Note, 5.650%, 3/2/2053	908,527
185,000	AstraZeneca PLC, Sr. Unsecd. Note, 1.375%, 8/6/2030	143,578
300,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.625%, 6/25/2038	246,984
300,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.875%, 6/25/2048	239,503
600,000	Biogen, Inc., Sr. Unsecd. Note, 3.150%, 5/1/2050	366,846
375,000	Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 2.050%, 3/31/2030	301,720
500,000	Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 3.025%, 7/9/2040	347,409
	TOTAL	4,956,508
	Consumer Non-Cyclical - Supermarkets—0.4%
300,000	Kroger Co., Bond, 6.900%, 4/15/2038	315,631
250,000	Kroger Co., Sr. Unsecd. Note, 3.950%, 1/15/2050	180,442
	TOTAL	496,073
	Consumer Non-Cyclical - Tobacco—1.7%
500,000	Altria Group, Inc., Sr. Unsecd. Note, 3.700%, 2/4/2051	311,323
650,000	Altria Group, Inc., Sr. Unsecd. Note, 3.875%, 9/16/2046	427,069
200,000	Altria Group, Inc., Sr. Unsecd. Note, 4.800%, 2/14/2029	190,304
325,000	BAT Capital Corp., Sr. Unsecd. Note, 2.259%, 3/25/2028	275,083
500,000	BAT Capital Corp., Sr. Unsecd. Note, Series WI, 3.557%, 8/15/2027	457,697
200,000	BAT Capital Corp., Sr. Unsecd. Note, Series WI, 4.540%, 8/15/2047	137,819
300,000	Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	248,818

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Tobacco—continued
$ 300,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	$ 281,896
	TOTAL	2,330,009
	Energy - Independent—2.3%
250,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.050%, 7/15/2025	233,423
590,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.800%, 4/15/2024	582,458
390,000	Coterra Energy, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 5/15/2027	366,465
175,000	Coterra Energy, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 3/15/2029	162,156
190,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2033	190,212
685,000	Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	619,344
200,000	Marathon Oil Corp., Sr. Unsecd. Note, 4.400%, 7/15/2027	188,204
510,000	Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	506,192
500,000	Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2031	394,873
	TOTAL	3,243,327
	Energy - Integrated—0.9%
605,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 3.750%, 2/15/2052	400,949
300,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	285,125
100,000	Petro-Canada, Bond, 5.350%, 7/15/2033	90,878
130,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.500%, 3/13/2027	114,726
500,000	Suncor Energy, Inc., Sr. Unsecd. Note, 3.750%, 3/4/2051	335,181
	TOTAL	1,226,859
	Energy - Midstream—6.2%
130,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	108,127
165,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.600%, 9/1/2032	134,697
400,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	373,423
100,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2025	97,316
100,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	88,606
50,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2029	42,586
65,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.900%, 11/15/2049	42,706
725,000	Energy Transfer LP, Sr. Unsecd. Note, 5.000%, 5/15/2050	569,630
250,000	Energy Transfer LP, Sr. Unsecd. Note, 5.300%, 4/15/2047	203,404
250,000	Energy Transfer LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	222,709
550,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.700%, 1/31/2051	389,798
200,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.250%, 2/15/2048	156,846
500,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.850%, 3/15/2044	430,015
400,000	Kinder Morgan Energy Partners LP, 4.250%, 9/1/2024	393,609
495,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	468,975
300,000	Kinder Morgan, Inc., 5.050%, 2/15/2046	240,321
300,000	Kinder Morgan, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2028	282,496
350,000	MPLX LP, Sr. Unsecd. Note, 2.650%, 8/15/2030	282,823
395,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	373,896
200,000	MPLX LP, Sr. Unsecd. Note, 4.900%, 4/15/2058	149,045
500,000	MPLX LP, Sr. Unsecd. Note, 4.950%, 3/14/2052	391,797
80,000	MPLX LP, Sr. Unsecd. Note, Series WI, 4.250%, 12/1/2027	75,184
400,000	ONEOK, Inc., Sr. Unsecd. Note, 3.100%, 3/15/2030	334,907
500,000	ONEOK, Inc., Sr. Unsecd. Note, 4.950%, 7/13/2047	395,576
500,000	ONEOK, Inc., Sr. Unsecd. Note, 6.625%, 9/1/2053	490,195
600,000	Plains All American Pipeline LP, Sr. Unsecd. Note, 5.150%, 6/1/2042	476,691
180,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	153,160
350,000	Targa Resources, Inc., Sr. Unsecd. Note, 6.125%, 3/15/2033	343,386
290,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	270,729

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Midstream—continued
$ 290,000	Williams Partners LP, Sr. Unsecd. Note, 3.900%, 1/15/2025	$ 282,329
650,000	Williams Partners LP, Sr. Unsecd. Note, 4.900%, 1/15/2045	524,691
	TOTAL	8,789,673
	Energy - Refining—1.4%
200,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 3.625%, 9/15/2024	195,527
225,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	178,510
150,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 3/1/2041	148,568
245,000	Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	221,616
565,000	Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	485,033
400,000	Valero Energy Corp., Sr. Unsecd. Note, 2.800%, 12/1/2031	319,593
140,000	Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	129,772
400,000	Valero Energy Corp., Sr. Unsecd. Note, 4.900%, 3/15/2045	328,910
	TOTAL	2,007,529
	Financial Institution - Banking—7.4%
410,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	394,481
400,000	Bank of America Corp., Sr. Unsecd. Note, 2.299%, 7/21/2032	303,286
200,000	Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	193,195
575,000	Bank of America Corp., Sub. Note, Series L, 4.183%, 11/25/2027	534,807
800,000	Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	778,856
500,000	Capital One Financial Corp., Sr. Unsecd. Note, 3.750%, 3/9/2027	457,963
255,000	Capital One Financial Corp., Sr. Unsecd. Note, 3.900%, 1/29/2024	253,081
400,000	Capital One Financial Corp., Sr. Unsecd. Note, 5.817%, 2/1/2034	360,794
480,000	Citigroup, Inc., 4.125%, 7/25/2028	437,036
250,000	Citigroup, Inc., 5.500%, 9/13/2025	247,078
450,000	Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	422,657
285,000	Citigroup, Inc., Sub., 6.174%, 5/25/2034	272,548
580,000	Citizens Financial Group, Inc., Sub. Note, 2.638%, 9/30/2032	405,069
200,000	Comerica, Inc., 3.800%, 7/22/2026	183,068
200,000	Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	192,985
120,000	Fifth Third Bancorp, Sr. Unsecd. Note, 3.650%, 1/25/2024	118,859
200,000	Fifth Third Bancorp, Sr. Unsecd. Note, 3.950%, 3/14/2028	182,368
370,000	FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	358,466
500,000	Goldman Sachs Group, Inc., 5.950%, 1/15/2027	498,498
400,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series DMTN, 2.383%, 7/21/2032	304,829
900,000	Goldman Sachs Group, Inc., Sub. Note, 4.250%, 10/21/2025	867,520
750,000	Huntington National Bank, Sr. Unsecd. Note, 4.552%, 5/17/2028	701,761
400,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	301,674
450,000	Morgan Stanley, Sub. Note, 5.000%, 11/24/2025	441,199
750,000	Synovus Bank GA, Sr. Unsecd. Note, 5.625%, 2/15/2028	680,017
200,000	Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	184,597
350,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.867%, 6/8/2034	329,675
	TOTAL	10,406,367
	Financial Institution - Broker/Asset Mgr/Exchange—0.9%
160,000	Jefferies Financial Group LLC, Sr. Unsecd. Note, 5.875%, 7/21/2028	156,678
575,000	Jefferies Group LLC, Sr. Unsecd. Note, 2.750%, 10/15/2032	429,674
200,000	Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	188,438
200,000	Stifel Financial Corp., Sr. Unsecd. Note, 4.000%, 5/15/2030	169,222
300,000	Stifel Financial Corp., Sr. Unsecd. Note, 4.250%, 7/18/2024	295,231
	TOTAL	1,239,243

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Finance Companies—1.9%
$ 500,000	AerCap Ireland Capital Ltd / AerCap Global Aviation Trust, Sr. Unsecd. Note, 2.450%, 10/29/2026	$ 448,095
525,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	450,402
1,300,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.400%, 10/29/2033	1,006,242
505,000	Air Lease Corp., Sr. Unsecd. Note, 2.200%, 1/15/2027	447,538
500,000	Air Lease Corp., Sr. Unsecd. Note, 2.875%, 1/15/2032	390,063
	TOTAL	2,742,340
	Financial Institution - Insurance - Health—0.1%
250,000	The Cigna Group, Sr. Unsecd. Note, 4.900%, 12/15/2048	210,909
	Financial Institution - Insurance - Life—0.4%
110,000	Lincoln National Corp., Sr. Note, 7.000%, 6/15/2040	109,982
400,000	Lincoln National Corp., Sr. Unsecd. Note, 3.050%, 1/15/2030	327,413
100,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	127,916
50,000	Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	52,132
	TOTAL	617,443
	Financial Institution - Insurance - P&C—1.1%
255,000	American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	253,186
500,000	CNA Financial Corp., Sr. Unsecd. Note, 3.900%, 5/1/2029	457,081
400,000	CNA Financial Corp., Sr. Unsecd. Note, 5.500%, 6/15/2033	377,389
120,000	Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	115,491
412,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.569%, 2/1/2029	388,905
	TOTAL	1,592,052
	Financial Institution - REIT - Apartment—0.5%
160,000	Mid-America Apartment Communities LP, 4.000%, 11/15/2025	154,883
150,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	147,652
160,000	Mid-America Apartment Communities LP, Sr. Unsub., 1.700%, 2/15/2031	122,521
80,000	UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	60,453
200,000	UDR, Inc., Sr. Unsecd. Note, Series GMTN, 3.500%, 1/15/2028	180,784
	TOTAL	666,293
	Financial Institution - REIT - Healthcare—1.0%
375,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	281,387
245,000	Healthcare Trust of America, Sr. Unsecd. Note, 3.100%, 2/15/2030	204,234
300,000	Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	271,368
325,000	Welltower, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2031	260,471
500,000	Welltower, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	457,078
	TOTAL	1,474,538
	Financial Institution - REIT - Office—1.0%
65,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	46,067
90,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2027	84,628
100,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	92,803
250,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.700%, 7/1/2030	230,343
500,000	Boston Properties LP, Sr. Unsecd. Note, 2.900%, 3/15/2030	396,222
840,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	547,975
	TOTAL	1,398,038
	Financial Institution - REIT - Other—0.4%
160,000	ProLogis LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	151,362
175,000	WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	154,846
300,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	297,062
	TOTAL	603,270
	Financial Institution - REIT - Retail—0.9%
140,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.800%, 10/1/2026	128,177

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Retail—continued
$ 290,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.800%, 4/1/2027	$ 268,794
300,000	Regency Centers LP, Sr. Unsecd. Note, 3.700%, 6/15/2030	261,252
170,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	157,577
460,000	Tanger Properties LP, Sr. Unsecd. Note, 3.125%, 9/1/2026	416,165
	TOTAL	1,231,965
	Technology—8.1%
1,070,000	Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	987,650
190,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	168,368
300,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 2.600%, 2/15/2033	223,841
310,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.137%, 11/15/2035	226,122
10,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	7,184
450,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.469%, 4/15/2034	353,617
70,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2051	46,844
900,000	CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	812,691
370,000	Concentrix Corp., Sr. Unsecd. Note, 6.650%, 8/2/2026	367,909
250,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 4.000%, 7/15/2024	246,181
1,000,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.300%, 10/1/2029	971,155
500,000	Equifax, Inc., Sr. Unsecd. Note, 2.350%, 9/15/2031	380,232
205,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	197,032
200,000	Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	187,645
135,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.100%, 3/1/2041	89,624
250,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 4.700%, 7/15/2027	242,460
60,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 5.625%, 7/15/2052	54,530
375,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	334,768
285,000	Fiserv, Inc., Sr. Unsecd. Note, 3.800%, 10/1/2023	285,000
230,000	Fiserv, Inc., Sr. Unsecd. Note, 5.600%, 3/2/2033	223,159
450,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 4.550%, 10/30/2024	442,369
155,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	146,050
765,000	Micron Technology, Inc., Sr. Unsecd. Note, 3.366%, 11/1/2041	504,558
200,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.975%, 2/6/2026	195,766
850,000	Oracle Corp., Sr. Unsecd. Note, 1.650%, 3/25/2026	770,142
1,600,000	Oracle Corp., Sr. Unsecd. Note, 3.600%, 4/1/2050	1,035,894
1,000,000	Oracle Corp., Sr. Unsecd. Note, 3.650%, 3/25/2041	714,112
200,000	Oracle Corp., Sr. Unsecd. Note, 6.250%, 11/9/2032	202,580
85,000	Skyworks Solutions, Inc., Sr. Unsecd. Note, 1.800%, 6/1/2026	75,701
75,000	Total System Services, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	69,585
80,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	77,605
150,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	139,764
160,000	VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	141,192
730,000	VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	551,175
	TOTAL	11,472,505
	Technology Services—1.0%
150,000	Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	133,943
710,000	Global Payments, Inc., Sr. Unsecd. Note, 1.200%, 3/1/2026	633,562
500,000	Global Payments, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2027	441,118
85,000	Global Payments, Inc., Sr. Unsecd. Note, 3.200%, 8/15/2029	72,345
95,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	75,738
	TOTAL	1,356,706
	Transportation - Airlines—0.4%
100,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 6/15/2027	97,556

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Transportation - Airlines—continued
$ 495,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	$ 489,416
	TOTAL	586,972
	Transportation - Railroads—0.5%
100,000	Canadian Pacific Railway Co., 7.125%, 10/15/2031	107,669
225,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 1.750%, 12/2/2026	200,877
105,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.050%, 3/5/2030	84,906
195,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.000%, 12/2/2041	151,995
200,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 4.700%, 5/1/2048	165,833
	TOTAL	711,280
	Transportation - Services—2.2%
330,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2042	309,209
250,000	FedEx Corp., Sr. Unsecd. Note, 3.250%, 5/15/2041	172,754
550,000	FedEx Corp., Sr. Unsecd. Note, 4.050%, 2/15/2048	402,280
725,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 1.650%, 7/15/2026	637,493
315,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 2.650%, 7/15/2031	239,536
300,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.700%, 6/15/2026	266,140
400,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.950%, 3/10/2025	386,273
260,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 1.750%, 9/1/2026	233,131
220,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.900%, 12/1/2026	201,417
200,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 5.650%, 3/1/2028	198,130
	TOTAL	3,046,363
	Utility - Electric—7.6%
130,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	124,407
385,000	AEP Texas, Inc., Sr. Unsecd. Note, 4.700%, 5/15/2032	352,861
500,000	Ameren Corp., Sr. Unsecd. Note, 1.750%, 3/15/2028	424,217
185,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	164,989
80,000	Ameren Corp., Sr. Unsecd. Note, 3.650%, 2/15/2026	76,206
270,000	American Electric Power Co., Inc., Jr. Sub. Note, 2.031%, 3/15/2024	265,005
180,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 5.625%, 3/1/2033	174,383
200,000	Appalachian Power Co., Sr. Unsecd. Note, 7.000%, 4/1/2038	212,999
170,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	136,163
645,000	CenterPoint Energy, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2031	516,206
450,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.800%, 3/1/2033	439,264
70,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 6.125%, 1/15/2034	69,950
55,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 6.500%, 10/1/2053	55,193
195,000	Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	189,901
130,000	Dominion Energy, Inc., Sr. Unsecd. Note, 4.250%, 6/1/2028	122,825
120,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series A, 1.450%, 4/15/2026	108,026
240,000	Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 9/1/2026	220,881
1,200,000	Duke Energy Corp., Sr. Unsecd. Note, 6.100%, 9/15/2053	1,165,542
500,000	EDP Finance B.V., Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	422,049
300,000	EDP Finance B.V., Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	293,967
475,000	Electricite de France S.A., Sr. Unsecd. Note, 144A, 6.250%, 5/23/2033	475,949
740,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	547,131
300,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.250%, 7/12/2031	226,934
100,000	Exelon Corp., Sr. Unsecd. Note, 3.950%, 6/15/2025	96,831
90,000	Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	65,222
95,000	Exelon Corp., Sr. Unsecd. Note, 4.700%, 4/15/2050	76,083
180,000	FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	141,286
242,000	Fortis, Inc./Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	221,924

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$ 290,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	$ 276,369
200,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 5/1/2027	186,394
400,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.050%, 2/28/2033	373,520
300,000	NiSource Finance Corp., Sr. Unsecd. Note, 3.950%, 3/30/2048	215,096
100,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	76,793
95,000	NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	93,167
400,000	NiSource, Inc., Sr. Unsecd. Note, 5.400%, 6/30/2033	383,845
250,000	Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 1/15/2025	241,893
230,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	196,959
1,175,000	Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	1,089,792
285,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	241,825
	TOTAL	10,762,047
	Utility - Natural Gas—1.2%
300,000	Enbridge Energy Partners LP, 5.875%, 10/15/2025	300,003
80,000	Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.500%, 9/15/2040	70,715
300,000	Enbridge, Inc., Sr. Unsecd. Note, 3.125%, 11/15/2029	258,804
195,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	153,544
130,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.950%, 9/15/2027	119,281
200,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	196,817
260,000	Sempra Energy, Sr. Unsecd. Note, 3.700%, 4/1/2029	234,468
250,000	Sempra Energy, Sr. Unsecd. Note, 4.000%, 2/1/2048	180,731
250,000	Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	191,965
	TOTAL	1,706,328
	Utility - Natural Gas Distributor—0.0%
110,000	The East Ohio Gas Company, Sr. Unsecd. Note, 144A, 3.000%, 6/15/2050	63,521
	TOTAL CORPORATE BONDS (IDENTIFIED COST $159,664,777)	134,551,096
	FOREIGN GOVERNMENTS/AGENCIES—1.7%
	Sovereign—1.7%
700,000	Mexico, Government of, 3.750%, 1/11/2028	647,661
200,000	Mexico, Government of, Series MTN, 4.750%, 3/8/2044	153,170
206,000	Mexico, Government of, Series MTNA, 6.750%, 9/27/2034	207,458
800,000	Mexico, Government of, Sr. Unsecd. Note, 3.250%, 4/16/2030	680,527
250,000	Mexico, Government of, Sr. Unsecd. Note, 4.500%, 4/22/2029	232,954
300,000	Mexico, Government of, Sr. Unsecd. Note, 4.500%, 1/31/2050	215,846
190,000	Peru, Government of, 6.550%, 3/14/2037	196,026
	TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $2,710,058)	2,333,642
	REPURCHASE AGREEMENT—2.1%
2,898,000	Interest in $1,894,000,000 joint repurchase agreement 5.30%, dated 9/29/2023 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,894,836,517 on 10/2/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2048 and the market value of those underlying securities was $1,932,733,247. (IDENTIFIED COST $2,898,000)	2,898,000
	INVESTMENT COMPANY—0.8%
1,187,215	Federated Hermes Government Obligations Fund, Premier Shares, 5.25%[3] (IDENTIFIED COST $1,187,215)	1,187,215
	TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $166,460,050)	140,969,953
	OTHER ASSETS AND LIABILITIES - NET—0.0%[4]	33,498
	TOTAL NET ASSETS—100%	$141,003,451

At September 30, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 5-Year Long Futures	60	$6,321,563	December 2023	$(48,885)
United States Treasury Notes 10-Year Ultra Long Futures	20	$2,231,250	December 2023	$(66,605)
Short Futures:
United States Treasury Notes 10-Year Short Futures	15	$1,620,938	December 2023	$31,840
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(83,650)
The average notional value of long and short futures contracts held by the Fund throughout the period was $6,869,723 and $3,481,004, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended September 30, 2023, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 12/31/2022	$1,397,565
Purchases at Cost	$9,694,341
Proceeds from Sales	$(9,904,691)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 9/30/2023	$1,187,215
Shares Held as of 9/30/2023	1,187,215
Dividend Income	$33,169

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Floating/variable note with current rate and current maturity or next reset date shown.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of September 30, 2023, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$1,140,021	$1,187,215

3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Shares of other mutual funds or non-exchange traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.

The following is a summary of the inputs used, as of September 30, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$134,551,096	$—	$134,551,096
Foreign Governments/Agencies	—	2,333,642	—	2,333,642
Repurchase Agreement	—	2,898,000	—	2,898,000
Investment Company	1,187,215	—	—	1,187,215
TOTAL SECURITIES	$1,187,215	$139,782,738	$—	$140,969,953
Other Financial Instruments:[1]
Assets	$31,840	$—	$—	$31,840
Liabilities	(115,490)	—	—	(115,490)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(83,650)	$—	$—	$(83,650)

[1]	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
SOFR	—Secured Overnight Financing Rate